Related Party Transactions (Details)									12 Months Ended
	Nov. 13, 2024 shares	Oct. 11, 2024 USD ($) shares	Dec. 24, 2022 $ / shares shares	Dec. 22, 2022 $ / shares shares	Nov. 15, 2022 shares	Mar. 07, 2022 $ / shares shares	Apr. 05, 2021 $ / shares shares	Mar. 12, 2021 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2026 $ / shares	Feb. 10, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Feb. 08, 2024 USD ($)	Sep. 15, 2023 USD ($) $ / shares shares	Sep. 14, 2023 USD ($)	Aug. 14, 2023 USD ($)	Apr. 13, 2023 USD ($)	Jan. 12, 2023 USD ($)	Mar. 25, 2022 USD ($)
Related Party Transactions [Line Items]
Aggregate value									$ 8,000,000
Share based compensation									$ 667,250
Fair value (in Dollars per share) | $ / shares			$ 1.49	$ 1.49		$ 6.8	$ 6.63
Shares converted (in Shares) | shares									6,575,561			0
Common stock conversion basis	one-for-one
Warrant liabilities									$ 7,238,000			$ 4,180,000
Common stock at a price (in Dollars per share) | $ / shares									$ 18
Endeavor advanced									$ 47,319
Endeavor amount									$ 47,319
Conversion of shares (in Shares) | shares		355,000							355,000
Convertible note payable		$ 3,900,000							$ 400,000
Owed amount									$ 120,000
Warrant [Member]
Related Party Transactions [Line Items]
Common stock at a price (in Dollars per share) | $ / shares									$ 11.5
Related Party Loans [Member]
Related Party Transactions [Line Items]
Loan amount									$ 1,500,000
Promissory note payable									12,000,000
Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Loan amount											$ 1,350,000		$ 750,000
Convertible Note To BH Inc [Member]
Related Party Transactions [Line Items]
Loan amount		$ 1,500,000
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Office space									$ 10,000
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate value								$ 25,000
Closing price per share (in Dollars per share) | $ / shares									$ 12
Working capital Loan																			$ 1,500,000
Notes payable									$ 5,273,225			5,393,225
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Loan amount															$ 17,935	$ 8,400,000	$ 4,153,244
Sponsor [Member] | Founder Share [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares) | shares					25,000		25,000	5,750,000
Sponsor [Member] | Founder Share [Member] | Nathan Asplund [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares) | shares						25,000
Ronald Curt Copley [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares) | shares			25,000
Share based compensation									74,637
Ronald Curt Copley [Member] | Founder Share [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares) | shares				25,000
Trident Point 2, LLC [Member]
Related Party Transactions [Line Items]
Warrant liabilities														$ 600,000
Trident Point 2, LLC [Member] | Related Party Loans [Member]
Related Party Transactions [Line Items]
Loan amount																		$ 600,000
Related Party [Member]
Related Party Transactions [Line Items]
Working capital Loan									17,935			17,935
Notes payable									2,043,710			390,710
Advances from related parties									$ 100,770			$ 100,770
Subsequent Event [Member]
Related Party Transactions [Line Items]
Percentage of vest										25.00%
Percentage of vest remainning										75.00%
Percentage of founder shares										25.00%
Common stock share exceeds price per share (in Dollars per share) | $ / shares										$ 18
Subsequent Event [Member] | Hurdle One [Member]
Related Party Transactions [Line Items]
Number of barrels per day										16,170
Subsequent Event [Member] | Hurdle Two [Member]
Related Party Transactions [Line Items]
Number of barrels per day										49,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Shares converted (in Shares) | shares									0			0
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Shares converted (in Shares) | shares									5,750,000			5,750,000
Class A Common Stock [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Purchase of warrant (in Shares) | shares														1
Common stock at a price (in Dollars per share) | $ / shares									$ 18
Class A Common Stock [Member] | Trident Point 2, LLC [Member]
Related Party Transactions [Line Items]
Common stock at a price (in Dollars per share) | $ / shares														$ 11.5
Class A Common Stock [Member] | Trident Point 2, LLC [Member] | Related Party Loans [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share) | $ / shares														$ 1
Minimum [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Consecutive trading days										20 days
Maximum [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Consecutive trading days										30 days
IPO [Member]
Related Party Transactions [Line Items]
Shares forfeited (in Shares) | shares							1,515,160
Founder Share [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Shares converted (in Shares) | shares	5,750,000